Share Capital (Details) - USD ($)				3 Months Ended			5 Months Ended		6 Months Ended	11 Months Ended
	Jun. 26, 2025	Jun. 12, 2025	Sep. 24, 2024	Apr. 04, 2025	Apr. 03, 2025	Apr. 30, 2024	Jun. 01, 2025	Dec. 05, 2024	Jun. 30, 2025	Dec. 13, 2024	Jan. 09, 2025	Jan. 07, 2025	Dec. 31, 2024	Dec. 26, 2024	Dec. 11, 2024	Aug. 31, 2024	Jul. 12, 2024	Jul. 02, 2024	May 31, 2024	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Share Capital [Line Items]
Shares issued	396,826	50,743	309	6,477		58	24,569	4,935	708,761	237	66	8,038	24,972		80	107	118	15	272	381	75	1,293
Prior to reverse share split	11,904,764	1,522,288		14,869,873				13,408,550	10,168,212	1,398,625	39,370	4,822,810					3,465,820	434,783	8,000,000
Ordinary shares issued (in Dollars)																					$ 36,750
Par value per share (in Dollars per share)			$ 0.11
Issued aggregate shares				24,783		86
Additional ordinary shares issued								456
After share split ordinary shares issued				194,315			737,061	2,961,189	3,881,351	142,224
Reverse share split	1 to 30	1 to 30		1 to 30	1 to 30		1 to 30		1 to 30
Investor exchange of ownership percentage	20.00%
Bottom of range [member]
Share Capital [Line Items]
Ordinary shares issued (in Dollars)				$ 392				$ 14,700
Par value per share (in Dollars per share)				$ 0.65				$ 0.5								$ 0.25
Top of range [member]
Share Capital [Line Items]
Ordinary shares issued (in Dollars)				$ 1,200												$ 23,820
Par value per share (in Dollars per share)				$ 6.32				$ 1.88								$ 0.81
Sichenzia Ross Ference Carmel LLP [Member]
Share Capital [Line Items]
Prior to reverse share split																				11,191,047
Exchange Listing, LLC [Member]
Share Capital [Line Items]
Prior to reverse share split						1.73
Alumni Capital LP [Member]
Share Capital [Line Items]
Shares issued														11,207
Prior to reverse share split					6,970,607									6,724,360
After share split ordinary shares issued					300,000
Codetext Limited [Member]
Share Capital [Line Items]
Shares issued													1,635
Prior to reverse share split													981,194
Executive Officers and Employees [Member]
Share Capital [Line Items]
Issued aggregate shares							4,249
Ordinary shares [member]
Share Capital [Line Items]
Shares issued									129,378			94
Prior to reverse share split			9,099,181			2,518,984						56,180			48,316	3,138,113					2,200,000
Ordinary shares issued (in Dollars)			$ 3,240
Par value per share (in Dollars per share)																					$ 1.25
Issued aggregate shares									16,947	48
Converted shares (in Dollars)			$ 1,000,000
Ordinary shares [member] | Bottom of range [member]
Share Capital [Line Items]
Ordinary shares issued (in Dollars)																$ 7,350
Ordinary shares [member] | Top of range [member]
Share Capital [Line Items]
Ordinary shares issued (in Dollars)								$ 55,290
Ordinary shares [member] | Exchange Listing, LLC [Member]
Share Capital [Line Items]
Prior to reverse share split						1,697,447
Ordinary shares issued (in Dollars)						$ 50,880
Ordinary shares [member] | Alumni Capital LP [Member]
Share Capital [Line Items]
Shares issued					10,000									1,897
Prior to reverse share split														55,775,747
Issued aggregate shares					11,618
Ordinary shares [member] | Codetext Limited [Member]
Share Capital [Line Items]
Shares issued													1,763
Prior to reverse share split													51,839,411
Ordinary shares [member] | Executive Officers and Employees [Member]
Share Capital [Line Items]
Prior to reverse share split							2,549,431